<DOCUMENT_COUNT>     1
<SROS>     NONE
<SUBMISSION-CONTACT>
<PHONE>     610-296-1400
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	HAGAR@CHARTWELLIP.COM
<FILER>
</FILER>
<PERIOD>     12/31/2012

UNITED STATES SECURITIES & EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Zeke Capital Advisors LLC
Address:	1235 Westlakes Drive, Suite 402
		Berwyn, PA  19312

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		G. Gregory Hagar
Title:		Compliance Officer
Phone:		610-296-1400
Signature, Place, and Date of Signing:

	G. Gregory Hagar	Berwyn, PA  19312		February 7, 2013

Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT.

[  ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

Bank of New York Mellon Corp file number 028-12592
Blackrock Advisors file number 028-04295
Columbia Partners file number 028-05386
Guardian Investment Management 028-12111
Invesco AIM Capital Mgt file number 028-11293
Lazard Asset Management 028-10469
McDonnell Investment Management file number 028-10377
Merrill Lynch - London Dividend 028-00791
Parametric Portfolio Assoc 028-04558
Riverbridge Partners LLC file number 028-05655
Roosevelt file number 028-03511
Victory Capital Mgt file number 028-06354


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      214     2300 SH       Sole                                       2300
Alliqua, Inc.                  COM                              19   375000 SH       Sole                                     375000
AT&T Inc.                      COM              00206R102      421    12500 SH       Sole                                      12500
Autonation Inc. Com            COM              05329W102    15108   380552 SH       Sole                                     380552
Bank of America Corp           COM              060505104      179    15375 SH       Sole                                      15375
Berkshire Hath Hld B           COM              846707024      489     5450 SH       Sole                                       5450
Berkshire Hathawy Cla A        COM              084990175     1609     1200 SH       Sole                                       1200
Blackrock Enhanced Equity Divi COM              09251a104    14779  2058424 SH       Sole                                    2058424
Bristol Myers Squibb Com       COM              110122108      294     9007 SH       Sole                                       9007
California Republic Bank       COM              130569106      371    22500 SH       Sole                                      22500
Chevron Corp                   COM              166764100      740     6845 SH       Sole                                       6845
Chipotle Mex Grill             COM              169656105      595     2000 SH       Sole                                       2000
Comcast Corp                   COM                             224     6000 SH       Sole                                       6000
Cyalume Tech Hldgs             COM              232429100      223   120000 SH       Sole                                     120000
Cyalume Tech Warrants          COM              232429118        0   199006 SH       Sole                                     199006
Dominion Res Inc. New Va       COM              25746u109      286     5522 SH       Sole                                       5522
Du Pont E I De Nemours         COM              263534109      337     7500 SH       Sole                                       7500
Duke Energy Corp New           COM              26441c204     1808    28339 SH       Sole                                      28339
Exxon Mobil Corp               COM              30231G102      773     8928 SH       Sole                                       8928
Facebook, Inc.                 COM              30303m102      266    10000 SH       Sole                                      10000
Ford Mtr Co Del Com Par        COM              345370860      168    13000 SH       Sole                                      13000
General Electric               COM              369604103      412    19650 SH       Sole                                      19650
InspireMD, Inc.                COM              45779a101       57    14586 SH       Sole                                      14586
iShares FTSE China 25 Index Fu COM              464287184     7050   174290 SH       Sole                                     174290
iShares Russell 1000 Growth In COM              464287614     5501    84000 SH       Sole                                      84000
iShares Russell 1000 Value Ind COM              464287598     6699    92000 SH       Sole                                      92000
Johnson And Johnson Com        COM              478160104      431     6146 SH       Sole                                       6146
JP Morgan Chase & Co           COM              46625H100     3627    82500 SH       Sole                                      82500
Linn Energy, LLC               COM              536020100      881    25000 SH       Sole                                      25000
Martin Midstream Partners LP   COM                             248     8000 SH       Sole                                       8000
McDonald's Corp.               COM              580135101      288     3261 SH       Sole                                       3261
Microsoft Corp                 COM              594918104      665    24885 SH       Sole                                      24885
Natural Res Ptnrs LP           COM              63900P103      241    13000 SH       Sole                                      13000
Nestle S A Rep Rg Sh Adr       COM              641069406      293     4500 SH       Sole                                       4500
NextEra Energy, Inc.           COM              302571104     7403   107000 SH       Sole                                     107000
Parke Bancorp Inc.             COM                              54    10900 SH       Sole                                      10900
Pennsylvania Rl Est Tr Sh Ben  COM              709102107     2558   145000 SH       Sole                                     145000
Pfizer Inc. Del                COM              717081103      210     8355 SH       Sole                                       8355
Procter & Gamble Co            COM              742718109      434     6400 SH       Sole                                       6400
Republic Services Inc.         COM              760759100     6112   208377 SH       Sole                                     208377
Resaca Exploitation Inc        COM              76083g302       14    91738 SH       Sole                                      91738
Spectra Energy Corp            COM              847560109     1375    50230 SH       Sole                                      50230
Strategic Diagnostics Inc.     COM              862700101      404   377208 SH       Sole                                     377208
Swisher Hygiene, Inc.          COM              870808102      175   100000 SH       Sole                                     100000
Team Health Holdings, Inc.     COM              87817a107     4916   170886 SH       Sole                                     170886
The Blackstone Group L.P.      COM              09253U108      477    30620 SH       Sole                                      30620
Travelers Cos Inc.             COM              89417e109      259     3600 SH       Sole                                       3600
United Parcel Svc Cl B         COM              911312106      302     4100 SH       Sole                                       4100
Vanguard Growth ETF            COM              922908736    23969   336744 SH       Sole                                     336744
Vanguard Value ETF             COM              922908744    12760   217013 SH       Sole                                     217013
Verizon Communications Inc.    COM              92343v104      269     6223 SH       Sole                                       6223
Wal-Mart Stores Inc.           COM              931142103      464     6799 SH       Sole                                       6799